Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Federal Home Loan Banks [Abstract]
Shareholders' Equity
12. SHAREHOLDERS’ EQUITY
Dividends
The Company’s quarterly dividends are as follows:

	2023		2024		2025
	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)
First quarter	$—	$—	$0.1250	$16,841	$0.1250	$16,988
Second quarter	—	—	0.1250	16,843	0.1250	16,779
Third quarter	—	—	0.1250	16,844	0.1250	16,781
Fourth quarter	0.1250	16,708	0.1250	16,846	0.1250	16,781

		$16,708		$67,374		$67,329

On November 2, 2015, the board of directors adopted a policy to declare the annual dividend to be paid in four quarterly installments. On October
 30, 2023, October
 28, 2024 and October 27, 2025, the board of directors declared annual dividends of US$2.0
, US$2.0

and US$2.0 per ADS, equivalent to US$0.5
, US$0.5

and US$0.5 per common share, to be paid in four quarterly installments. Future dividends, if any, will be declared by and subject to the discretion of the Company’s board of directors.
Share Repurchase
On February 6, 2025, the board of directors of the Company authorized the repurchase of up to US$50 million of the Company’s ADSs over a
6-month
period.
For the year ended December 31, 2025, the Company repurchased 426 thousand ADSs at a total cost of US$24,312 thousand. The weighted average purchase price per ADS repurchased was US$57.04. The authorized repurchase program was completed in August 2025.